Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Bonds
Schedule of convertible bonds

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Investors	-	45,265,472	6,440,000